Tangible Fixed Assets and Vessels Under Construction	6 Months Ended
Jun. 30, 2019
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

5. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2019	4,899,678	23,710	4,923,388	159,275
Additions	4,304	1,282	5,586	244,057
Return of capital expenditures	(5,629)	—	(5,629)	—
Transfer from vessels under construction	217,609	—	217,609	(217,609)
Fully amortized fixed assets	(2,500)	—	(2,500)	—
As of June 30, 2019	5,113,462	24,992	5,138,454	185,723

Accumulated depreciation
As of January 1, 2019	595,426	4,380	599,806	—
Depreciation expense	75,425	444	75,869	—
Fully amortized fixed assets	(2,500)	—	(2,500)	—
As of June 30, 2019	668,351	4,824	673,175	—

Net book value
As of December 31, 2018	4,304,252	19,330	4,323,582	159,275
As of June 30, 2019	4,445,111	20,168	4,465,279	185,723

Vessels with an aggregate carrying amount of $4,445,111 as of June 30, 2019 (December 31, 2018: $4,304,252) have been pledged as collateral under the terms of the Group’s loan agreements.

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services Ltd. and one of the suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Group in respect of the aforementioned enhancements as such enhancements do not currently perform as contractually required. In accordance with the terms of the interim agreement, as of June 30, 2019, $5,629 has been reimbursed to the Group. If the enhancements continue not to perform on or before July 31, 2019, the supplier is required to reimburse the further amount of $5,444 to the Group. As and when the enhancements work in accordance with the terms of the original goods and services contract, the supplier will require payment in full, including any amounts reimbursed.

In May 2014, GAS-twenty three Ltd. entered into a shipbuilding contract with Samsung Heavy Industries Co. Ltd. ("Samsung") for the construction of a 174,000 cubic meter LNG carrier. The vessel, the GasLog Gladstone, was delivered on March 15, 2019.

Vessels under construction

As of June 30, 2019, GasLog has the following newbuildings on order at Samsung:

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
GasLog Warsaw	September 2016	July 31, 2019	180,000
Hull No. 2213	January 2018	Q2 2020	180,000
Hull No. 2274	March 2018	Q2 2020	180,000
Hull No. 2262	May 2018	Q3 2020	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q4 2020	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

On March 21, 2017, GasLog entered into a Heads of Agreement (“HOA”) with Samsung for the engineering in relation to the potential Floating Storage Regasification Unit ("FSRU") conversion of an existing vessel of the Group. As of June 30, 2019, $3,400 of the cost was paid, in accordance with the payment terms.

On July 10, 2017, GasLog entered into an agreement with Keppel Shipyard Limited ("Keppel") for the detailed engineering in relation to an FSRU conversion of one vessel. As of June 30, 2019, $8,518 of the cost was paid, in accordance with the payment terms.

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of June 30, 2019, the Group has paid to the shipyard $179,561 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery (Note 14).

The vessels under construction costs as of December 31, 2018 and June 30, 2019 are as follows:

	December 31, 2018	June 30, 2019
Progress shipyard installments	152,075	179,561
Onsite supervision costs	5,766	4,435
Critical spare parts, equipment and other vessel delivery expenses	1,434	1,727
Total	159,275	185,723